Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 0	$ (318)
Impairment loss on securities	0	4,278
Marketable securities	$ 159,725,903	$ 135,394,139
Number of securities percent	9.40%